Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Real Estate Equity Fund-Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	1.08%	3.56%	4.97%
Columbia Real Estate Equity Fund-Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	7.44%	5.05%	5.85%
Columbia Real Estate Equity Fund-Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1]	7.56%	5.17%	5.98%
Columbia Real Estate Equity Fund-Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1],[2]	7.69%	5.24%	6.00%
Columbia Real Estate Equity Fund-Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1],[3]	7.54%	5.07%	5.86%
Without Sales Load [Member] | Columbia Real Estate Equity Fund-Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	7.21%	4.79%	5.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[4]	23.81%	13.86%	12.55%
FTSE Nareit Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Nareit Equity REITs Index
Average Annual Return, Percent		8.73%	4.27%	5.73%

[1]	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
[2]	The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[3]	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[4]	Effective August 1, 2024, the Fund compares its performance to the Russell® 3000 Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.